Potomac Managed Volatility Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Commodities Broad Basket
1,682,529	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$ 29,141,402

Systematic Trend
945,021	iMGP DBi Managed Futures Strategy ETF	28,492,383
995,402	KraneShares Mount Lucas Managed Futures Index Strategy ETF #	28,070,336

		56,562,719
Trading Miscellaneous
1,007,882	Invesco DB US Dollar Index Bullish Fund	27,998,962

Total for Exchange Traded Funds (Cost - $111,736,864)		113,703,083	49.83%

MONEY MARKET FUNDS
113,352,188	State Street Institutional U.S. Government Money Market Fund	113,352,188	49.67%
Premier Class - 3.60% +

Total for Money Market Funds (Cost - $113,352,188)

Total Investments (Cost - $225,089,052)		227,055,271	99.50%

Other Assets in Excess of Liabilities		1,131,179	0.50%

Net Assets		$ 228,186,450	100.00%

# Affiliated investment due to Fund holding more than 5% of outstanding shares. See below.
+ The rate shown represents the 7-day yield at March 31, 2026.

1.) AFFILIATED ISSUER TRANSACTIONS

When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund. During the quarter ended March 31, 2026, the Fund had the following transactions with affiliated companies:

	BondBloxx BB Rated
	USD High Yield
Security Name	Corporate Bond ETF
Value as of December 31, 2025	$ 48,316,157
Purchases	104,947,082
Sales	(152,366,537)
Change in Unrealized Gain (Loss)	(163,531)
Realized Gain (Loss)	(733,171)
Value as of March 31, 2026	$ -
Shares Balance as of March 31, 2026	-
Dividends	$ 673,270
Capital Gain Distributions	$ -

	BondBloxx CCC Rated
	USD High Yield
Security Name	Corporate Bond ETF
Value as of December 31, 2025	$ 48,087,860
Purchases	104,998,272
Sales	(151,564,558)
Change in Unrealized Gain (Loss)	(94,797)
Realized Gain (Loss)	(1,426,777)
Value as of March 31, 2026	$ -
Shares Balance as of March 31, 2026	-
Dividends	$ 1,169,452
Capital Gain Distributions	$ -

	KraneShares Mount Lucas
	Managed Futures
Security Name	Index Strategy ETF
Value as of December 31, 2025	$ -
Purchases	27,288,946
Sales	-
Change in Unrealized Gain (Loss)	781,390
Realized Gain (Loss)	-
Value as of March 31, 2026	$ 28,070,336
Shares Balance as of March 31, 2026	995,402
Dividends	$ -
Capital Gain Distributions	$ -